Expense Example {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-10 - Investment Grade Bond Portfolio - VIP Investment Grade Bond Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530